Device Installment Plan Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device installment plan receivables, gross	$ 3,720	$ 3,833
Unamortized imputed interest	(142)	(155)
Device installment plan receivables, net of unamortized imputed interest	3,578	3,678
Allowance for credit losses	(444)	(76)
Device installment plan receivables, net	3,134	3,602
Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device installment plan receivables, net	1,979	2,470
Other Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device installment plan receivables, net	$ 1,155	$ 1,132